Exception Summary (Loan Grades)

Run Date - 11/XX/2019 1:49:34 PM

Exception Type	Exception Level Grade	Exception Category	Total
Compliance	C	ATR/QM Defect	1
		Total Compliance Grade (C) Exceptions:	1
	B	RESPA	33
		TRID Defect	18
		TRID	15
		ECOA	13
		TILA	8
		Missing Non-Required Data	5
		Missing Disclosure	3
		TIL-MDIA	3
		ATR/QM Defect	1
		Flood	1
		Misc. State Level	1
		ATR/QM	1
		Missing, Incorrect, or Incomplete GFE	1
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	1
		GSE	1
		Missing Application Date	1
		Final TIL Estimated	1
		Total Compliance Grade (B) Exceptions:	107
	A	TRID	3
		Federal HPML	8
		State HPML	2
		Total Compliance Grade (A) Exceptions:	13
Total Compliance Exceptions:			121
Credit	D	Property - Appraisal	1
		Total Credit Grade (D) Exceptions:	1
	C	Loan Package Documentation	45
		Credit	6
		Borrower and Mortgage Eligibility	5
		Insurance	4
		Income / Employment	4
		Document Error	2
		Guideline	2
		Asset	1
		Missing Document	1
		1003	1
		Disclosure	1
		Total Credit Grade (C) Exceptions:	72
	B	Loan Package Documentation	1
		Credit	1
		Borrower and Mortgage Eligibility	1
		Total Credit Grade (B) Exceptions:	3
Total Credit Exceptions:			76
Property	C	Missing Document	2
		Property - Appraisal	1
		Total Property Grade (C) Exceptions:	3
	B	Valuation	1
		Total Property Grade (B) Exceptions:	1
Total Property Exceptions:			4
Grand Total:			201